SHARE-BASED COMPENSATION - Summary Of The RSUs Activity (Detail) - RSUs [Member]	12 Months Ended
Dec. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested balance at January 1, 2020	767,060
Granted	1,717,143
Vested	184,921
Unvested balance at December 31, 2020	2,299,282